Subsequent event	12 Months Ended
Dec. 31, 2020
Subsequent event
Subsequent event

Note 22 – Subsequent event

On March 23, 2021, Mr. Hengwei Chen filed a lawsuit against Shangchi Automobile (formerly known as Suzhou E-Motor) and the Company for a debt dispute of total RMB 11.35 million (approximately $1.7 million). Mr. Chen was the former general manager of Shangchi Automobile before the Company acquired Shangchi Automobile in 2017. The Company objected the claim and the case is still under investigation by the court as of the date of this filing. The Company estimates that no liability to be recorded by the Company.

On April 7, 2021, Tantech Bamboo entered into a short-term loan agreement with SPD Bank (Lishui Branch) to borrow approximately $2.5 million (RMB 16 million) for one year with fixed annual interest rate of 5.65%. The purpose of the loan was to fund working capital needs. The loan was guaranteed by three related parties, Zhengyu Wang and his wife, Yefang Zhang and Forasen Group Co., Ltd., a company owned by Zhengyu Wang and Yefang Zhang. The loan was also collateralized by building and land use right of Tantech Energy with maximum guaranteed amount up to approximately $4.5 million (RMB29,250,000).